Average Annual Total Returns - FidelityAdvisorValueStrategiesFund-RetailPRO - FidelityAdvisorValueStrategiesFund-RetailPRO - Fidelity Advisor Value Strategies Fund	Jan. 29, 2025
Fidelity Value Strategies Fund | Return Before Taxes
Average Annual Return:
Past 1 year	9.21%
Past 5 years	11.96%
Past 10 years	9.70%
Fidelity Value Strategies Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.48%
Past 5 years	10.75%
Past 10 years	7.86%
Fidelity Value Strategies Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.92%
Past 5 years	9.40%
Past 10 years	7.30%
RS013
Average Annual Return:
Past 1 year	13.07%
Past 5 years	8.59%
Past 10 years	8.10%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%